NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
2,297 shares (cost $75,102)	$73,183
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
1,216 shares (cost $4,849)	4,765
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
271 shares (cost $7,076)	7,694
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
379 shares (cost $15,524)	14,038
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
42 shares (cost $859)	760
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
698 shares (cost $9,790)	10,658
NVIT Emerging Markets Fund - Class III (GEM3)
2,040 shares (cost $29,395)	24,137
NVIT Money Market Fund - Class V (SAM5)
6,952 shares (cost $6,952)	6,952
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,720 shares (cost $36,158)	47,479
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
647 shares (cost $8,029)	6,261
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
23,791 shares (cost $187,076)	250,752
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,704 shares (cost $35,266)	47,017
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,368 shares (cost $61,096)	63,348
NVIT Large Cap Growth Fund - Class I (NVOLG1)
4,312 shares (cost $65,334)	74,645
NVIT Real Estate Fund - Class I (NVRE1)
3,944 shares (cost $26,802)	37,346
VPS Growth and Income Portfolio - Class A (ALVGIA)
4,312 shares (cost $103,050)	90,035
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,463 shares (cost $84,956)	87,640
Appreciation Portfolio - Initial Shares (DCAP)
2,686 shares (cost $98,158)	108,705
International Value Portfolio - Initial Shares (DVIV)
860 shares (cost $11,196)	8,445
Quality Bond Fund II - Primary Shares (FQB)
1,324 shares (cost $14,716)	15,627
VIP Equity-Income Portfolio - Service Class (FEIS)
14,791 shares (cost $336,135)	293,899
VIP Growth Portfolio - Service Class (FGS)
1,668 shares (cost $52,117)	69,980
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
227 shares (cost $2,776)	2,939
VIP Mid Cap Portfolio - Service Class (FMCS)
1,081 shares (cost $33,086)	32,846
VIP Overseas Portfolio - Service Class R (FOSR)
226 shares (cost $4,695)	3,611
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
306 shares (cost $5,393)	5,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Templeton Foreign Securities Fund - Class 3 (TIF3)
947 shares (cost $15,540)	13,563
Mid Cap Value- Institutional Shares (GVMCE)
1,511 shares (cost $21,052)	23,170
Growth Opportunities Funds - Service Class (BNCAI)
2,555 shares (cost $71,401)	89,633
Global Securities Fund/VA - Class 3 (OVGS3)
340 shares (cost $9,279)	11,132
All Asset Portfolio - Administrative Class (PMVAAA)
824 shares (cost $9,343)	9,376
Low Duration Portfolio - Administrative Class (PMVLDA)
19,999 shares (cost $203,107)	215,592
Real Return Portfolio - Administrative Class (PMVRRA)
1,985 shares (cost $25,665)	28,293
Total Return Portfolio - Administrative Class (PMVTRA)
34,072 shares (cost $361,726)	393,535
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
270 shares (cost $2,758)	2,829
Micro-Cap Portfolio - Investment Class (ROCMC)
4,648 shares (cost $54,780)	50,897
Health Sciences Portfolio - II (TRHS2)
107 shares (cost $1,700)	2,201
Mid-Cap Growth Portfolio - II (TRMCG2)
2,010 shares (cost $45,187)	43,198
New America Growth Portfolio (TRNAG1)
1,044 shares (cost $22,922)	23,659

Total Investments	$2,295,418

Accounts Receivable-Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	5
Accounts Receivable-Health Sciences Portfolio - II (TRHS2)	3

Accounts Payable-Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	(9)
Other Accounts Payable	(40)

$2,295,377

Contract Owners’ Equity:
Accumulation units	2,295,377

Total Contract Owners’ Equity (note 5)	$2,295,377

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	DSIF	IVKMG1	JPMMV1	JABS	JAIGS	LOVMCV	NVAMV1
Reinvested dividends	$37,417	1,451	-	13	190	82	5	103
Mortality and expense risk charges (note 2)	(21,079)	(672)	(29)	(11)	(71)	(81)	(5)	(99)

Net investment income (loss)	16,338	779	(29)	2	119	1	-	4

Realized gain (loss) on investments	239	(39)	(2)	188	147	(20)	(4)	81
Change in unrealized gain (loss) on investments	181,182	5,240	(84)	(8)	116	(1,485)	95	839

Net gain (loss) on investments	181,421	5,201	(86)	180	263	(1,505)	91	920

Reinvested capital gains	56,736	3,369	1	-	513	1,430	-	420

Net increase (decrease) in contract owners’ equity resulting from operations	$254,495	9,349	(114)	182	895	(74)	91	1,344

Investment Activity:	GEM3	NVIE6	GVIDA	SAM5	NVMIG3	GVDIV6	NVMLG1	SCGF
Reinvested dividends	$115	-	-	-	274	9	1,228	-
Mortality and expense risk charges (note 2)	(215)	-	-	(66)	(423)	(54)	(2,329)	(439)

Net investment income (loss)	(100)	-	-	(66)	(149)	(45)	(1,101)	(439)

Realized gain (loss) on investments	(81)	72	(220)	-	81	(635)	608	119
Change in unrealized gain (loss) on investments	3,535	(57)	232	-	6,146	1,551	27,538	5,492

Net gain (loss) on investments	3,454	15	12	-	6,227	916	28,146	5,611

Reinvested capital gains	-	-	-	-	-	-	6,130	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,354	15	12	(66)	6,078	871	33,175	5,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	SCVF	SCF	NVOLG1	NVRE1	ALVGIA	DVSCS	DCAP	DVIV
Reinvested dividends	$517	-	527	391	1,363	365	3,904	227
Mortality and expense risk charges (note 2)	(563)	-	(685)	(343)	(817)	(793)	(1,024)	(74)

Net investment income (loss)	(46)	-	(158)	48	546	(428)	2,880	153

Realized gain (loss) on investments	(29)	(203)	66	125	(234)	24	82	(27)
Change in unrealized gain (loss) on investments	10,335	211	11,244	1,330	12,379	8,764	6,361	752

Net gain (loss) on investments	10,306	8	11,310	1,455	12,145	8,788	6,443	725

Reinvested capital gains	-	-	-	3,280	-	2,835	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,260	8	11,152	4,783	12,691	11,195	9,323	878

Investment Activity:	FQB	FEIS	FGS	FIGBS	FMCS	FOSR	FTVSV2	TIF3
Reinvested dividends	$607	8,663	350	66	168	65	40	369
Mortality and expense risk charges (note 2)	(143)	(2,655)	(659)	(30)	(300)	(31)	(47)	(117)

Net investment income (loss)	464	6,008	(309)	36	(132)	34	(7)	252

Realized gain (loss) on investments	3	(146)	200	81	8	(313)	(130)	(212)
Change in unrealized gain (loss) on investments	783	17,005	8,413	(50)	1,488	878	975	1,968

Net gain (loss) on investments	786	16,859	8,613	31	1,496	565	845	1,756

Reinvested capital gains	-	17,830	-	86	2,586	12	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,250	40,697	8,304	153	3,950	611	838	2,008

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVMCE	BNCAI	OVGS3	PMVAAA	PMVLDA	PMVRRA	PMVTRA	PIHYB1
Reinvested dividends	$263	1,005	215	471	4,034	292	9,784	147
Mortality and expense risk charges (note 2)	(207)	(797)	(96)	(83)	(2,023)	(262)	(3,643)	(24)

Net investment income (loss)	56	208	119	388	2,011	30	6,141	123

Realized gain (loss) on investments	6	257	(192)	(7)	57	38	236	-
Change in unrealized gain (loss) on investments	3,366	8,575	1,947	762	7,894	518	17,233	145

Net gain (loss) on investments	3,372	8,832	1,755	755	7,951	556	17,469	145

Reinvested capital gains	-	4,067	-	-	-	1,443	7,380	102

Net increase (decrease) in contract owners’ equity resulting from operations	$3,428	13,107	1,874	1,143	9,962	2,029	30,990	370

Investment Activity:	ROCMC	TRHS2	TRMCG2	TRNAG1	JAIGS2	AVCDI
Reinvested dividends	$-	-	-	114	-	-
Mortality and expense risk charges (note 2)	(476)	(18)	(398)	(218)	(45)	(14)

Net investment income (loss)	(476)	(18)	(398)	(104)	(45)	(14)

Realized gain (loss) on investments	(60)	4	(77)	12	904	(529)
Change in unrealized gain (loss) on investments	2,594	481	1,324	2,495	732	1,130

Net gain (loss) on investments	2,534	485	1,247	2,507	1,636	601

Reinvested capital gains	1,103	40	3,964	145	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,161	507	4,813	2,548	1,591	587

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		DSIF		IVKMG1		JPMMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$16,338	10,514	779	576	(29)	-	2	-
Realized gain (loss) on investments	239	(3,097)	(39)	(67)	(2)	-	188	-
Change in unrealized gain (loss) on investments	181,182	(48,045)	5,240	(348)	(84)	-	(8)	8
Reinvested capital gains	56,736	13,862	3,369	420	1	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,495	(26,766)	9,349	581	(114)	-	182	8

Equity transactions:
Purchase payments received from contract owners	(3)	-	-	-	(2)	-	-	-
Transfers between funds	-	-	-	-	4,880	-	-	1,119
Redemptions	(10,692)	-	-	-	-	-	(1,336)	-
Contract maintenance charges (note 2)	(541)	(570)	(49)	(49)	-	-	(3)	-
Adjustments to maintain reserves	7	-	(13)	5	1	-	37	(7)

Net equity transactions	(11,229)	(570)	(62)	(44)	4,879	-	(1,302)	1,112

Net change in contract owners’ equity	243,266	(27,336)	9,287	537	4,765	-	(1,120)	1,120
Contract owners’ equity beginning of period	2,052,111	2,079,447	63,889	63,352	-	-	1,120	-

Contract owners’ equity end of period	$2,295,377	2,052,111	73,176	63,889	4,765	-	-	1,120

CHANGES IN UNITS:
Beginning units	154,027	153,987	4,645	4,648	-	-	70	-
Units purchased	1,601	2,083	-	-	488	-	-	70
Units redeemed	(2,348)	(2,043)	(4)	(3)	-	-	(70)	-

Ending units	153,280	154,027	4,641	4,645	488	-	-	70

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JABS		JAIGS		LOVMCV		NVAMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$119	60	1	-	-	(3)	4	80
Realized gain (loss) on investments	147	12	(20)	-	(4)	(4)	81	2
Change in unrealized gain (loss) on investments	116	(233)	(1,485)	-	95	(26)	839	(138)
Reinvested capital gains	513	199	1,430	-	-	-	420	26

Net increase (decrease) in contract owners’ equity resulting from operations	895	38	(74)	-	91	(33)	1,344	(30)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	3,358	14,112	-	-	-	-	-
Redemptions	(621)	-	-	-	-	-	(976)	-
Contract maintenance charges (note 2)	(39)	(29)	-	-	(4)	(4)	(26)	(26)
Adjustments to maintain reserves	(9)	(1)	1	-	4	2	(5)	10

Net equity transactions	(669)	3,328	14,113	-	-	(2)	(1,007)	(16)

Net change in contract owners’ equity	226	3,366	14,039	-	91	(35)	337	(46)
Contract owners’ equity beginning of period	7,459	4,093	-	-	674	709	10,323	10,369

Contract owners’ equity end of period	$7,685	7,459	14,039	-	765	674	10,660	10,323

CHANGES IN UNITS:
Beginning units	461	254	-	-	61	61	738	739
Units purchased	-	209	503	-	-	-	-	-
Units redeemed	(38)	(2)	-	-	-	-	(67)	(1)

Ending units	423	461	503	-	61	61	671	738

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GEM3		NVIE6		GVIDA		SAM5
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(100)	(54)	-	3	-	8	(66)	(66)
Realized gain (loss) on investments	(81)	(62)	72	1	(220)	(3)	-	-
Change in unrealized gain (loss) on investments	3,535	(6,140)	(57)	(69)	232	(37)	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,354	(6,256)	15	(65)	12	(32)	(66)	(66)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(567)	-	(684)	-	6,556	-
Redemptions	-	-	-	-	-	-	(6,556)	-
Contract maintenance charges (note 2)	(13)	(13)	-	(3)	-	(3)	-	-
Adjustments to maintain reserves	(9)	11	(1)	-	(5)	-	(1)	(1)

Net equity transactions	(22)	(2)	(568)	(3)	(689)	(3)	(1)	(1)

Net change in contract owners’ equity	3,332	(6,258)	(553)	(68)	(677)	(35)	(67)	(67)
Contract owners’ equity beginning of period	20,799	27,057	553	621	677	712	7,019	7,086

Contract owners’ equity end of period	$24,131	20,799	-	553	-	677	6,952	7,019

CHANGES IN UNITS:
Beginning units	1,149	1,149	79	79	46	46	653	653
Units purchased	-	-	-	-	-	-	610	-
Units redeemed	(1)	-	(79)	-	(46)	-	(610)	-

Ending units	1,148	1,149	-	79	-	46	653	653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMIG3		GVDIV6		NVMLG1		SCGF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(149)	175	(45)	34	(1,101)	(2,151)	(439)	(418)
Realized gain (loss) on investments	81	87	(635)	(5,681)	608	452	119	86
Change in unrealized gain (loss) on investments	6,146	(4,976)	1,551	4,607	27,538	(6,956)	5,492	(344)
Reinvested capital gains	-	-	-	-	6,130	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,078	(4,714)	871	(1,040)	33,175	(8,655)	5,172	(676)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(470)	(8,437)	-	-	(53)	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(6)	(9)	-	-	-	-
Adjustments to maintain reserves	(1)	(2)	(3)	-	(2)	(2)	(12)	(1)

Net equity transactions	(1)	(2)	(479)	(8,446)	(2)	(2)	(65)	(1)

Net change in contract owners’ equity	6,077	(4,716)	392	(9,486)	33,173	(8,657)	5,107	(677)
Contract owners’ equity beginning of period	41,402	46,118	5,870	15,356	217,578	226,235	41,903	42,580

Contract owners’ equity end of period	$47,479	41,402	6,262	5,870	250,751	217,578	47,010	41,903

CHANGES IN UNITS:
Beginning units	4,951	4,951	632	1,369	24,324	24,324	3,329	3,329
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	(50)	(737)	-	-	(5)	-

Ending units	4,951	4,951	582	632	24,324	24,324	3,324	3,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCF		NVOLG1		NVRE1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(46)	(293)	-	(2)	(158)	(167)	48	(17)
Realized gain (loss) on investments	(29)	(25)	(203)	(3)	66	5	125	93
Change in unrealized gain (loss) on investments	10,335	(3,096)	211	(43)	11,244	(2,149)	1,330	1,489
Reinvested capital gains	-	-	-	-	-	240	3,280	132

Net increase (decrease) in contract owners’ equity resulting from operations	10,260	(3,414)	8	(48)	11,152	(2,071)	4,783	1,697

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	(689)	-	(710)	-	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(3)	-	(3)	(39)	(39)	(2)	(2)
Adjustments to maintain reserves	3	2	7	(15)	8	(5)	(9)	-

Net equity transactions	(686)	(1)	(703)	(18)	(31)	(44)	(11)	(2)

Net change in contract owners’ equity	9,574	(3,415)	(695)	(66)	11,121	(2,115)	4,772	1,695
Contract owners’ equity beginning of period	53,780	57,195	695	761	63,530	65,645	32,569	30,874

Contract owners’ equity end of period	$63,354	53,780	-	695	74,651	63,530	37,341	32,569

CHANGES IN UNITS:
Beginning units	3,271	3,271	41	42	4,691	4,694	3,293	3,293
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(41)	-	(41)	(1)	(2)	(3)	(1)	-

Ending units	3,230	3,271	-	41	4,689	4,691	3,292	3,293

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ALVGIA		DVSCS		DCAP		DVIV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$546	280	(428)	(258)	2,880	664	153	106
Realized gain (loss) on investments	(234)	(321)	24	(22)	82	(17)	(27)	(15)
Change in unrealized gain (loss) on investments	12,379	3,942	8,764	(206)	6,361	6,272	752	(1,893)
Reinvested capital gains	-	-	2,835	188	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,691	3,901	11,195	(298)	9,323	6,919	878	(1,802)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	10,116	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	(5)	(16)	(15)	(5)	-	-	-
Adjustments to maintain reserves	(11)	4	(6)	14	2	(11)	(1)	(2)

Net equity transactions	(16)	(1)	(22)	(1)	(3)	10,105	(1)	(2)

Net change in contract owners’ equity	12,675	3,900	11,173	(299)	9,320	17,024	877	(1,804)
Contract owners’ equity beginning of period	77,354	73,454	76,469	76,768	99,381	82,357	7,566	9,370

Contract owners’ equity end of period	$90,029	77,354	87,642	76,469	108,701	99,381	8,443	7,566

CHANGES IN UNITS:
Beginning units	5,914	5,914	4,187	4,187	6,551	5,862	537	537
Units purchased	-	-	-	-	-	689	-	-
Units redeemed	(1)	-	(1)	-	-	-	-	-

Ending units	5,913	5,914	4,186	4,187	6,551	6,551	537	537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FQB		FEIS		FGS		FIGBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$464	600	6,008	3,882	(309)	(437)	36	90
Realized gain (loss) on investments	3	1	(146)	(242)	200	145	81	2
Change in unrealized gain (loss) on investments	783	(414)	17,005	(3,885)	8,413	(428)	(50)	39
Reinvested capital gains	-	-	17,830	-	-	220	86	104

Net increase (decrease) in contract owners’ equity resulting from operations	1,250	187	40,697	(245)	8,304	(500)	153	235

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	(1,203)	-
Contract maintenance charges (note 2)	(16)	(17)	(17)	(17)	(35)	(34)	(19)	(19)
Adjustments to maintain reserves	-	(11)	2	1	(11)	5	1	(8)

Net equity transactions	(16)	(28)	(15)	(16)	(46)	(29)	(1,221)	(27)

Net change in contract owners’ equity	1,234	159	40,682	(261)	8,258	(529)	(1,068)	208
Contract owners’ equity beginning of period	14,388	14,229	253,220	253,481	61,716	62,245	4,006	3,798

Contract owners’ equity end of period	$15,622	14,388	293,902	253,220	69,974	61,716	2,938	4,006

CHANGES IN UNITS:
Beginning units	1,094	1,096	18,918	18,919	4,651	4,653	300	302
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(1)	(2)	(1)	(1)	(3)	(2)	(90)	(2)

Ending units	1,093	1,094	18,917	18,918	4,648	4,651	210	300

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FMCS		FOSR		FTVSV2		TIF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(132)	(252)	34	17	(7)	(13)	252	106
Realized gain (loss) on investments	8	(6)	(313)	(16)	(130)	(13)	(212)	(23)
Change in unrealized gain (loss) on investments	1,488	(3,576)	878	(800)	975	(242)	1,968	(1,676)
Reinvested capital gains	2,586	55	12	8	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,950	(3,779)	611	(791)	838	(268)	2,008	(1,593)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(581)	-	(743)	-	(686)	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(21)	(22)	(13)	(17)	(30)	(33)	(4)	(7)
Adjustments to maintain reserves	3	(12)	(4)	-	3	3	(3)	4

Net equity transactions	(18)	(34)	(598)	(17)	(770)	(30)	(693)	(3)

Net change in contract owners’ equity	3,932	(3,813)	13	(808)	68	(298)	1,315	(1,596)
Contract owners’ equity beginning of period	28,913	32,726	3,596	4,404	5,515	5,813	12,249	13,845

Contract owners’ equity end of period	$32,845	28,913	3,609	3,596	5,583	5,515	13,564	12,249

CHANGES IN UNITS:
Beginning units	2,007	2,009	318	319	424	426	927	927
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(1)	(2)	(51)	(1)	(58)	(2)	(51)	-

Ending units	2,006	2,007	267	318	366	424	876	927

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVMCE		BNCAI		OVGS3		PMVAAA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$56	(42)	208	(759)	119	39	388	661
Realized gain (loss) on investments	6	(460)	257	3,735	(192)	(468)	(7)	(355)
Change in unrealized gain (loss) on investments	3,366	(1,412)	8,575	155	1,947	(791)	762	(207)
Reinvested capital gains	-	-	4,067	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,428	(1,914)	13,107	3,131	1,874	(1,220)	1,143	99

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	(4,327)	-	(12,373)	(600)	(2,017)	-	(2,599)
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(36)	(49)	(20)	(19)	(8)	(17)	(11)	(17)
Adjustments to maintain reserves	(4)	8	(3)	11	3	2	(7)	(1)

Net equity transactions	(40)	(4,368)	(23)	(12,381)	(605)	(2,032)	(18)	(2,617)

Net change in contract owners’ equity	3,388	(6,282)	13,084	(9,250)	1,269	(3,252)	1,125	(2,518)
Contract owners’ equity beginning of period	19,783	26,065	76,559	85,809	9,869	13,121	8,244	10,762

Contract owners’ equity end of period	$23,171	19,783	89,643	76,559	11,138	9,869	9,369	8,244

CHANGES IN UNITS:
Beginning units	1,091	1,333	4,197	4,847	716	865	556	733
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(2)	(242)	(1)	(650)	(43)	(149)	(1)	(177)

Ending units	1,089	1,091	4,196	4,197	673	716	555	556

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVLDA		PMVRRA		PMVTRA		PIHYB1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,011	1,503	30	263	6,141	6,019	123	113
Realized gain (loss) on investments	57	26	38	19	236	134	-	2
Change in unrealized gain (loss) on investments	7,894	(1,219)	518	1,329	17,233	(2,100)	145	(179)
Reinvested capital gains	-	-	1,443	695	7,380	5,221	102	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,962	310	2,029	2,306	30,990	9,274	370	(64)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	2,238	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(6)	-	(40)	(40)	(11)	(11)
Adjustments to maintain reserves	7	(1)	(11)	4	22	3	(7)	9

Net equity transactions	7	(1)	(17)	2,242	(18)	(37)	(18)	(2)

Net change in contract owners’ equity	9,969	309	2,012	4,548	30,972	9,237	352	(66)
Contract owners’ equity beginning of period	205,613	205,304	26,276	21,728	362,543	353,306	2,477	2,543

Contract owners’ equity end of period	$215,582	205,613	28,288	26,276	393,515	362,543	2,829	2,477

CHANGES IN UNITS:
Beginning units	16,184	16,184	1,699	1,554	24,101	24,103	161	161
Units purchased	-	-	-	145	-	-	-	-
Units redeemed	-	-	(1)	-	(3)	(2)	(1)	-

Ending units	16,184	16,184	1,698	1,699	24,098	24,101	160	161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ROCMC		TRHS2		TRMCG2		TRNAG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(476)	812	(18)	-	(398)	(378)	(104)	(131)
Realized gain (loss) on investments	(60)	(86)	4	-	(77)	(42)	12	16
Change in unrealized gain (loss) on investments	2,594	(8,118)	481	20	1,324	(5,075)	2,495	(2,553)
Reinvested capital gains	1,103	-	40	-	3,964	4,530	145	1,663

Net increase (decrease) in contract owners’ equity resulting from operations	3,161	(7,392)	507	20	4,813	(965)	2,548	(1,005)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	(773)	(1,130)	-	1,679	-	-	-	12,373
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	(10)	(5)	-	-	-	(27)	(26)
Adjustments to maintain reserves	13	(14)	3	-	(1)	(2)	9	(2)

Net equity transactions	(763)	(1,154)	(2)	1,679	(1)	(2)	(18)	12,345

Net change in contract owners’ equity	2,398	(8,546)	505	1,699	4,812	(967)	2,530	11,340
Contract owners’ equity beginning of period	48,507	57,053	1,699	-	38,384	39,351	21,134	9,794

Contract owners’ equity end of period	$50,905	48,507	2,204	1,699	43,196	38,384	23,664	21,134

CHANGES IN UNITS:
Beginning units	2,538	2,599	147	-	1,928	1,928	1,504	683
Units purchased	-	-	-	147	-	-	-	823
Units redeemed	(39)	(61)	-	-	-	-	(1)	(2)

Ending units	2,499	2,538	147	147	1,928	1,928	1,503	1,504

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAIGS2		AVCDI
	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(45)	(93)	(14)	(43)
Realized gain (loss) on investments	904	33	(529)	(17)
Change in unrealized gain (loss) on investments	732	(6,262)	1,130	(315)
Reinvested capital gains	-	161	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,591	(6,161)	587	(375)

Equity transactions:
Purchase payments received from contract owners	-	-	(1)	-
Transfers between funds	(14,112)	-	(4,880)	-
Redemptions	-	-	-	-
Contract maintenance charges (note 2)	-	-	(12)	(12)
Adjustments to maintain reserves	9	5	8	(5)

Net equity transactions	(14,103)	5	(4,885)	(17)

Net change in contract owners’ equity	(12,512)	(6,156)	(4,298)	(392)
Contract owners’ equity beginning of period	12,512	18,668	4,298	4,690

Contract owners’ equity end of period	$-	12,512	-	4,298

CHANGES IN UNITS:
Beginning units	652	652	291	292
Units purchased	-	-	-	-
Units redeemed	(652)	-	(291)	(1)

Ending units	-	652	-	291

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

CALVERT FUNDS

Calvert VP SRI Equity Portfolio (CVSSE)*

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

INVESCO AIM INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Growth Portfolio- Class 1 (OGGO)*

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)*

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)*

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)*

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT Emerging Markets Fund - Class III (GEM3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)*

NVIT Core Bond Fund - Class I (NVCBD1)*

NVIT Nationwide Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)*

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)*

Van Kampen NVIT Comstock Value Fund - Class I (EIF)*

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)*

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)*

VIP Overseas Portfolio - Service Class R (FOSR)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Templeton Foreign Securities Fund - Class 3 (TIF3)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value- Institutional Shares (GVMCE)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Growth Opportunities Funds - Service Class (BNCAI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2012

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

WADDELL & REED, INC.

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted on redemptions from the contract. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 0.95%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$2,295,418	$0	$0	$2,295,418

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

		Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)		$4,820	$723
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)		4,883	32
Mid Cap Value Portfolio: Class 1 (JPMMV1)		13	1,320
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)		703	732
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)		15,624	81
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)		5	10
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)		523	1,102
NVIT Emerging Markets Fund - Class III (GEM3)		115	229
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)		-	568
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)		-	684
NVIT Money Market Fund - Class V (SAM5)		6,556	6,623
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)		274	425
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)		9	532
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		7,358	2,331
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		-	493
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		517	1,255
NVIT Multi-Manager Small Company Fund - Class I (SCF)		-	711
NVIT Large Cap Growth Fund - Class I (NVOLG1)		527	725
NVIT Real Estate Fund - Class I (NVRE1)		3,671	347
VPS Growth and Income Portfolio - Class A (ALVGIA)		1,363	824
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		3,200	811
Appreciation Portfolio - Initial Shares (DCAP)		3,904	1,030
International Value Portfolio - Initial Shares (DVIV)		227	75
Quality Bond Fund II - Primary Shares (FQB)		607	161
VIP Equity-Income Portfolio - Service Class (FEIS)		26,493	2,674
VIP Growth Portfolio - Service Class (FGS)		350	696
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)		152	1,253
VIP Mid Cap Portfolio - Service Class (FMCS)		2,755	323
VIP Overseas Portfolio - Service Class R (FOSR)		76	626
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)		40	821
Templeton Foreign Securities Fund - Class 3 (TIF3)		369	808
Mid Cap Value- Institutional Shares (GVMCE)		263	245
Growth Opportunities Funds - Service Class (BNCAI)		5,072	821
Global Securities Fund/VA - Class 3 (OVGS3)		215	703
All Asset Portfolio - Administrative Class (PMVAAA)		471	96
Low Duration Portfolio - Administrative Class (PMVLDA)		4,034	2,025
Real Return Portfolio - Administrative Class (PMVRRA)		1,735	270
Total Return Portfolio - Administrative Class (PMVTRA)		17,164	3,687
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)		249	38
Micro-Cap Portfolio - Investment Class (ROCMC)		1,103	1,254
Health Sciences Portfolio - II (TRHS2)		40	23
Mid-Cap Growth Portfolio - II (TRMCG2)		3,964	400
New America Growth Portfolio (TRNAG1)		258	246
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)		-	14,157
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)		-	4,907

	Total	$119,702	$57,897

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.95%	4,641	$15.767368	$73,176	2.06%	14.64%
2011	0.95%	4,645	13.754322	63,889	1.83%	0.91%
2010	0.95%	4,648	13.630048	63,352	1.85%	13.75%
2009	0.95%	4,652	11.982689	55,743	2.11%	25.13%
2008	0.95%	4,657	9.575881	44,595	0.62%	-37.74%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.95%	488	9.764220	4,765	0.00%	-2.36%	4/27/2012
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2011	0.95%	70	16.006095	1,120	0.00%	1.19%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.95%	423	18.168380	7,685	2.51%	12.30%
2011	0.95%	461	16.179098	7,459	2.22%	0.39%
2010	0.95%	254	16.115595	4,093	2.57%	7.09%
2009	0.95%	256	15.048259	3,852	1.67%	24.39%
2008	0.95%	9,964	12.097700	120,541	3.24%	-16.86%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.95%	503	27.909892	14,039	0.64%	12.10%
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2012	0.95%	61	12.542260	765	0.69%	13.45%
2011	0.95%	61	11.054886	674	0.21%	-4.92%
2010	0.95%	61	11.627172	709	0.42%	24.24%
2009	0.95%	62	9.358659	580	0.52%	25.41%
2008	0.95%	63	7.462343	470	1.31%	-39.93%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.95%	1,461	12.848389	18,771	2.10%	-38.49%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.95%	671	15.886274	10,660	0.99%	13.57%
2011	0.95%	738	13.987992	10,323	1.70%	-0.31%
2010	0.95%	739	14.031133	10,369	0.15%	12.39%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.95%	1,148	21.020204	24,131	0.51%	16.12%
2011	0.95%	1,149	18.102191	20,799	0.72%	-23.13%
2010	0.95%	1,149	23.548667	27,057	0.07%	15.11%
2009	0.95%	1,150	20.457349	23,526	1.29%	61.93%
2008	0.95%	1,151	12.633327	14,541	1.20%	-58.23%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2011	0.95%	79	7.002154	553	1.08%	-10.85%
2010	0.95%	79	7.854623	621	0.88%	11.93%
2009	0.95%	80	7.017451	561	0.00%	28.22%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95%	46	14.720257	677	1.81%	-4.84%
2010	0.95%	46	15.469289	712	1.66%	13.54%
2009	0.95%	46	13.624498	627	1.06%	26.00%
2008	0.95%	47	10.813324	508	2.08%	-37.44%
NVIT Money Market Fund - Class V (SAM5)
2012	0.95%	653	10.645975	6,952	0.00%	-0.95%
2011	0.95%	653	10.748358	7,019	0.00%	-0.95%
2010	0.95%	653	10.851153	7,086	0.00%	-0.95%
2009	0.95%	653	10.955211	7,154	0.09%	-0.89%
2008	0.95%	2,634	11.053943	29,116	2.12%	1.17%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.95%	4,951	9.589782	47,479	0.62%	14.68%
2011	0.95%	4,951	8.362423	41,402	1.32%	-10.23%
2010	0.95%	4,951	9.314953	46,118	0.80%	12.95%
2009	0.95%	4,951	8.246700	40,829	0.31%	35.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	0.95%	582	$10.758953	$6,262	0.16%	15.83%
2011	0.95%	632	9.288312	5,870	1.32%	-17.19%
2010	0.95%	1,369	11.216710	15,356	1.96%	4.85%
2009	0.95%	2,106	10.698343	22,531	1.91%	28.26%
2008	0.95%	2,107	8.341015	17,575	1.59%	-46.96%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.95%	24,324	10.308799	250,751	0.51%	15.25%
2011	0.95%	24,324	8.944983	217,578	0.01%	-3.83%
2010	0.95%	24,324	9.300909	226,235	0.05%	14.41%
2009	0.95%	24,324	8.129207	197,735	0.34%	28.54%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.95%	3,324	14.142588	47,010	0.00%	12.36%
2011	0.95%	3,329	12.587121	41,903	0.00%	-1.59%
2010	0.95%	3,329	12.790521	42,580	0.00%	24.26%
2009	0.95%	3,329	10.293605	34,267	0.00%	26.25%
2008	0.95%	3,329	8.153331	27,142	0.00%	-46.93%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.95%	3,230	19.614367	63,354	0.88%	19.30%
2011	0.95%	3,271	16.441433	53,780	0.42%	-5.97%
2010	0.95%	3,271	17.485388	57,195	0.59%	25.40%
2009	0.95%	3,271	13.943396	45,609	0.55%	25.02%
2008	0.95%	3,272	11.153276	36,494	1.14%	-32.80%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95%	41	16.939568	695	0.52%	-6.45%
2010	0.95%	42	18.108338	761	0.30%	24.13%
2009	0.95%	42	14.588229	613	0.27%	33.42%
2008	0.95%	42	10.933874	459	0.85%	-38.78%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.95%	4,689	15.920407	74,651	0.74%	17.56%
2011	0.95%	4,691	13.542915	63,530	0.69%	-3.16%
2010	0.95%	4,694	13.984922	65,645	0.00%	7.77%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.95%	3,292	11.342818	37,341	1.09%	14.68%
2011	0.95%	3,293	9.890484	32,569	0.88%	5.49%
2010	0.95%	3,293	9.375668	30,874	1.93%	28.95%
2009	0.95%	3,293	7.271004	23,943	0.86%	29.59%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2012	0.95%	5,913	15.225596	90,029	1.60%	16.41%
2011	0.95%	5,914	13.079732	77,354	1.31%	5.31%
2010	0.95%	5,914	12.420324	73,454	0.00%	12.02%
2009	0.95%	5,915	11.087720	65,584	4.24%	19.68%
2008	0.95%	5,915	9.264781	54,801	1.45%	-41.17%
VP International Fund - Class I (ACVI)
2008	0.95%	1,990	11.976251	23,833	0.80%	-45.35%
VP International Fund - Class III (ACVI3)
2008	0.95%	646	10.021993	6,474	0.80%	-45.35%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.95%	18,428	8.177406	150,693	0.00%	-42.04%
VP Value Fund - Class I (ACVV)
2009	0.95%	561	13.041345	7,316	5.62%	18.72%
2008	0.95%	562	10.984512	6,173	2.40%	-27.47%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.95%	4,186	20.936995	87,642	0.44%	14.64%
2011	0.95%	4,187	18.263329	76,469	0.61%	-0.39%
2010	0.95%	4,187	18.334946	76,768	0.57%	24.63%
2009	0.95%	4,188	14.711220	61,611	2.53%	23.84%
2008	0.95%	4,190	11.879325	49,774	0.85%	-31.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.95%	6,551	$16.593084	$108,701	3.65%	9.38%
2011	0.95%	6,551	15.170292	99,381	1.65%	7.98%
2010	0.95%	5,862	14.049355	82,357	2.15%	14.22%
2009	0.95%	5,862	12.299993	72,103	2.59%	21.39%
2008	0.95%	5,861	10.132242	59,385	0.71%	-30.22%
International Value Portfolio - Initial Shares (DVIV)
2012	0.95%	537	15.723043	8,443	2.89%	11.59%
2011	0.95%	537	14.089591	7,566	2.10%	-19.25%
2010	0.95%	537	17.449261	9,370	1.82%	3.46%
2009	0.95%	537	16.865187	9,057	4.04%	29.73%
2008	0.95%	537	13.000301	6,981	2.46%	-37.92%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.95%	1,093	14.293087	15,622	4.01%	8.68%
2011	0.95%	1,094	13.151873	14,388	5.09%	1.30%
2010	0.95%	1,096	12.982659	14,229	4.84%	7.47%
2009	0.95%	1,097	12.079854	13,252	6.40%	19.29%
2008	0.95%	1,099	10.126377	11,129	5.02%	-8.17%
VIP Contrafund Portfolio - Service Class (FCS)
2009	0.95%	3,809	15.059363	57,361	1.35%	34.38%
2008	0.95%	3,814	11.206872	42,743	0.34%	-43.16%
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.95%	18,917	15.536406	293,902	3.12%	16.07%
2011	0.95%	18,918	13.385158	253,220	2.45%	-0.10%
2010	0.95%	18,919	13.398204	253,481	1.80%	14.00%
2009	0.95%	18,921	11.753303	222,384	2.29%	28.80%
2008	0.95%	18,923	9.125514	172,682	2.45%	-43.25%
VIP Growth Portfolio - Service Class (FGS)
2012	0.95%	4,648	15.054667	69,974	0.51%	13.45%
2011	0.95%	4,651	13.269332	61,716	0.26%	-0.81%
2010	0.95%	4,653	13.377448	62,245	0.18%	22.88%
2009	0.95%	4,656	10.886708	50,689	0.35%	26.93%
2008	0.95%	4,660	8.576896	39,968	0.73%	-47.74%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.95%	210	13.989738	2,938	2.02%	4.76%
2011	0.95%	300	13.353870	4,006	3.25%	6.19%
2010	0.95%	302	12.575137	3,798	3.54%	6.66%
2009	0.95%	303	11.790309	3,572	8.63%	14.57%
2008	0.95%	305	10.290486	3,139	4.06%	-4.26%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.95%	2,006	16.373501	32,845	0.53%	13.66%
2011	0.95%	2,007	14.405959	28,913	0.15%	-11.56%
2010	0.95%	2,009	16.289589	32,726	0.28%	27.48%
2009	0.95%	2,010	12.778039	25,684	0.61%	38.68%
2008	0.95%	2,012	9.213714	18,538	0.36%	-40.08%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.95%	267	13.515035	3,609	1.91%	19.52%
2011	0.95%	318	11.307680	3,596	1.31%	-18.09%
2010	0.95%	319	13.804431	4,404	1.38%	11.94%
2009	0.95%	320	12.332349	3,946	2.16%	25.29%
2008	0.95%	323	9.843130	3,179	2.59%	-44.41%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.95%	366	15.253518	5,583	0.77%	17.26%
2011	0.95%	424	13.008218	5,515	0.69%	-4.67%
2010	0.95%	426	13.645840	5,813	0.76%	27.00%
2009	0.95%	429	10.744341	4,609	1.66%	27.93%
2008	0.95%	434	8.398631	3,645	1.14%	-33.65%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.95%	876	$15.483642	$13,564	2.97%	17.18%
2011	0.95%	927	13.213898	12,249	1.70%	-11.53%
2010	0.95%	927	14.935311	13,845	1.66%	7.38%
2009	0.95%	928	13.909178	12,908	3.30%	35.89%
2008	0.95%	929	10.235315	9,509	1.55%	-40.96%
Mid Cap Value- Institutional Shares (GVMCE)
2012	0.95%	1,089	21.277279	23,171	1.21%	17.34%
2011	0.95%	1,091	18.133093	19,783	0.78%	-7.26%
2010	0.95%	1,333	19.553333	26,065	0.72%	23.81%
2009	0.95%	1,336	15.792461	21,099	1.91%	31.89%
2008	0.95%	1,341	11.974204	16,057	0.47%	-37.65%
Growth Opportunities Funds - Service Class (BNCAI)
2012	0.95%	4,196	21.363820	89,643	1.20%	17.12%
2011	0.95%	4,197	18.241391	76,559	0.00%	3.04%
2010	0.95%	4,847	17.703621	85,809	0.00%	25.18%
2009	0.95%	5,498	14.142101	77,753	0.00%	37.01%
2008	0.95%	5,500	10.321844	56,770	0.00%	-39.72%
International Portfolio - S Class Shares (AMINS)
2008	0.95%	54	7.743748	418	0.00%	-46.95%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.95%	673	16.549652	11,138	2.12%	20.07%
2011	0.95%	716	13.783089	9,869	1.25%	-9.14%
2010	0.95%	865	15.169316	13,121	0.55%	14.87%
2009	0.95%	293	13.205252	3,869	2.18%	38.37%
2008	0.95%	295	9.543438	2,815	1.51%	-40.76%
All Asset Portfolio - Administrative Class (PMVAAA)
2012	0.95%	555	16.880640	9,369	5.32%	13.85%
2011	0.95%	556	14.826915	8,244	7.07%	0.99%
2010	0.95%	733	14.681774	10,762	7.39%	12.02%
2009	0.95%	734	13.106707	9,620	7.16%	20.42%
2008	0.95%	737	10.884236	8,022	6.13%	-16.64%
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.95%	16,184	13.320689	215,582	1.91%	4.85%
2011	0.95%	16,184	12.704714	205,613	1.68%	0.15%
2010	0.95%	16,184	12.685630	205,304	1.62%	4.29%
2009	0.95%	16,184	12.163773	196,859	4.06%	12.24%
2008	0.95%	83,776	10.837162	907,894	4.07%	-1.40%
Real Return Portfolio - Administrative Class (PMVRRA)
2012	0.95%	1,698	16.659511	28,288	1.06%	7.72%
2011	0.95%	1,699	15.465746	26,276	2.08%	10.61%
2010	0.95%	1,554	13.982135	21,728	1.44%	7.08%
2009	0.95%	1,554	13.057113	20,291	3.10%	17.22%
2008	0.95%	1,554	11.138774	17,310	3.55%	-7.91%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.95%	24,098	16.329767	393,515	2.57%	8.56%
2011	0.95%	24,101	15.042663	362,543	2.63%	2.62%
2010	0.95%	24,103	14.658157	353,306	2.42%	7.09%
2009	0.95%	24,106	13.688171	329,967	5.86%	12.95%
2008	0.95%	186,889	12.119313	2,264,966	4.45%	3.75%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2012	0.95%	160	17.680671	2,829	5.49%	14.94%
2011	0.95%	161	15.382342	2,477	5.31%	-2.60%
2010	0.95%	161	15.792513	2,543	5.57%	16.92%
2009	0.95%	162	13.506929	2,188	7.99%	58.97%
2008	0.95%	163	8.496662	1,385	8.42%	-36.04%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Micro-Cap Portfolio - Investment Class (ROCMC)
2012	0.95%	2,499	$20.370110	$50,905	0.00%	6.58%
2011	0.95%	2,538	19.112464	48,507	2.41%	-12.93%
2010	0.95%	2,599	21.951916	57,053	1.96%	28.73%
2009	0.95%	2,599	17.053035	44,321	0.00%	56.54%
2008	0.95%	2,600	10.893576	28,323	2.65%	-43.81%
Equity Income Portfolio - II (TREI2)
2009	0.95%	155	12.394944	1,921	1.66%	24.06%
2008	0.95%	1,608	9.990970	16,065	2.14%	-36.87%
Health Sciences Portfolio - II (TRHS2)
2012	0.95%	147	14.994655	2,204	0.00%	29.75%
2011	0.95%	147	11.556396	1,699	0.00%	9.34%
Mid-Cap Growth Portfolio - II (TRMCG2)
2012	0.95%	1,928	22.404441	43,196	0.00%	12.53%
2011	0.95%	1,928	19.908948	38,384	0.00%	-2.46%
2010	0.95%	1,928	20.410072	39,351	0.00%	26.57%
2009	0.95%	1,360	16.126142	21,932	0.00%	43.98%
2008	0.95%	2,596	11.199911	29,075	0.00%	-40.51%
New America Growth Portfolio (TRNAG1)
2012	0.95%	1,503	15.744599	23,664	0.50%	12.04%
2011	0.95%	1,504	14.052142	21,134	0.25%	-2.01%
2010	0.95%	683	14.340112	9,794	0.20%	18.51%
2009	0.95%	685	12.099841	8,288	0.00%	48.34%
2008	0.95%	689	8.156679	5,620	0.00%	-38.83%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95%	652	19.189494	12,512	0.37%	-32.98%
2010	0.95%	652	28.631209	18,668	0.54%	23.84%
2009	0.95%	652	23.118932	15,074	2.34%	77.37%
2008	0.95%	652	13.034181	8,498	2.65%	-52.66%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.95%	291	14.769847	4,298	0.00%	-8.04%
2010	0.95%	292	16.061091	4,690	0.00%	17.65%
2009	0.95%	293	13.651518	4,000	0.00%	41.02%
2008	0.95%	294	9.680649	2,846	0.00%	-47.53%

2012	Contract owners equity:				$2,295,377
2011	Contract owners equity:				$2,052,111
2010	Contract owners equity:				$2,079,447
2009	Contract owners equity:				$1,824,828
2008	Contract owners equity:				$4,338,922

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.